SECURED PROMISSORY NOTE - Summary of Secured Promissory Notes Activity (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Secured Notes, net of discount		$ 6,335,655
B D1 Investment Holding L L C
Debt Instrument [Line Items]
Note Assignments	$ 2,160,000
Notes Exchanged	(2,160,000)
Secured Promissory Note, Current
Debt Instrument [Line Items]
Secured Notes Principal Balance at December 31, 2018	7,172,897	6,271,745
New notes	6,400,000	845,000
Note conversions	(600,000)	(115,000)
Interest converted to principal		171,152
Note Assignments	(2,160,000)
Notes Exchanged	(5,012,897)
Secured Notes Principal Balance at December 31, 2019	5,800,000	7,172,897
Less: remaining discount	(394,363)	(837,242)
Secured Notes, net of discount	5,405,637	6,335,655
Secured Promissory Note, Current | Global Ichiban Convertible Note
Debt Instrument [Line Items]
Secured Notes Principal Balance at December 31, 2018	5,012,897	4,956,745
New notes	6,400,000
Note conversions	(600,000)	(115,000)
Interest converted to principal		171,152
Notes Exchanged	(5,012,897)
Secured Notes Principal Balance at December 31, 2019	5,800,000	5,012,897
Less: remaining discount	(394,363)	(765,576)
Secured Notes, net of discount	5,405,637	4,247,321
Secured Promissory Note, Current | St George Convertible Note
Debt Instrument [Line Items]
Secured Notes Principal Balance at December 31, 2018	2,160,000	1,315,000
New notes		845,000
Note Assignments	$ (2,160,000)
Secured Notes Principal Balance at December 31, 2019		2,160,000
Less: remaining discount		(71,666)
Secured Notes, net of discount		$ 2,088,334